SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Weighted average useful lives of intangible assets (Details)	12 Months Ended
Dec. 31, 2020
Purchased software
Weighted average useful lives of intangible assets
Estimated useful life of intangible assets	5 years 1 month 6 days
Radio Spectrum License
Weighted average useful lives of intangible assets
Estimated useful life of intangible assets	15 years
Operating permits
Weighted average useful lives of intangible assets
Estimated useful life of intangible assets	29 years 3 months 18 days
Contract Backlog
Weighted average useful lives of intangible assets
Estimated useful life of intangible assets	4 years 10 months 24 days
Customer Relationships
Weighted average useful lives of intangible assets
Estimated useful life of intangible assets	8 years 9 months 18 days
Licenses
Weighted average useful lives of intangible assets
Estimated useful life of intangible assets	15 years
Supplier Relationships
Weighted average useful lives of intangible assets
Estimated useful life of intangible assets	10 years
Trade Names
Weighted average useful lives of intangible assets
Estimated useful life of intangible assets	20 years
Platform Software
Weighted average useful lives of intangible assets
Estimated useful life of intangible assets	5 years
Non-compete agreement
Weighted average useful lives of intangible assets
Estimated useful life of intangible assets	5 years
Internal-use Software
Weighted average useful lives of intangible assets
Estimated useful life of intangible assets	3 years 9 months 18 days
Customer contract
Weighted average useful lives of intangible assets
Estimated useful life of intangible assets	6 years 6 months